Reconciliation of financing activities in the statement of cash flow	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Reconciliation of financing activities in the statement of cash flow

18 Reconciliation of financing activities in the statement of cash flow

			Loan from
			non-controlling
	Borrowings	Braskem Idesa	shareholders
	and debentures	financing	of Braskem Idesa	Lease	Dividends

Balances at December 31, 2022	35,716	11,370	2,498	4,241	11

Issued	10,991	1,233
Payments	(2,155)	(576)		(1,209)	(7)
Cash used in financing activities	8,836	657		(1,209)	(7)

Other changes
Interest paid	(2,450)	(821)		(279)
Interest and monetary and exchange variations, net	2,359	(739)	(171)	45
Lease contracts				1,283
Disposals				(70)
Addition by subsidiary acquisition	28
Currency translation adjustments	(2,253)	783	158	(78)
Fair value adjustments of non-controlling subsidiaries			5
Additional dividends approved in the board meeting					6
	(2,316)	(777)	(8)	901	6

Balances at December 31, 2023	42,236	11,250	2,490	3,933	10

Current	2,029	739		978	10
Non Current	40,207	10,511	2,490	2,955
Total	42,236	11,250	2,490	3,933	10